PENSION AND POSTRETIREMENT BENEFITS - Expected Benefit Payments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension Plan
Expected Future Benefit Payments
2014	$ 1,461
2015	1,508
2016	1,536
2017	1,545
2018	1,565
2019-2022	8,126
Employer contribution expected to be paid during the year ending December 31, 2014	1,501
Postretirement Plan
Expected Future Benefit Payments
2014	412
2015	410
2016	410
2017	379
2018	390
2019-2022	1,584
Employer contribution expected to be paid during the year ending December 31, 2014	$ 412